UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Japan Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,219.10	$ 8.25
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,216.70	$ 9.62
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,214.60	$ 12.35
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,214.60	$ 12.14
HypotheticalA	$ 1,000.00	$ 1,013.84	$ 11.04
Institutional Class
Actual	$ 1,000.00	$ 1,221.40	$ 6.33
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.21%
Institutional Class	1.15%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Sumitomo Mitsui Financial Group, Inc.	3.6	2.7
Toyota Motor Corp.	3.3	3.3
Mizuho Financial Group, Inc.	2.9	2.0
Stanley Electric Co. Ltd.	2.5	1.6
Access Co. Ltd.	2.1	0.0
Nissan Motor Co. Ltd.	1.6	0.0
ORIX Corp.	1.4	0.9
Canon, Inc.	1.4	0.9
Nippon Electric Glass Co. Ltd.	1.3	1.7
Hamakyorex Co. Ltd.	1.3	2.3
	21.4
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Consumer Discretionary	25.8	23.1
Financials	21.8	24.3
Information Technology	17.1	17.5
Industrials	14.5	15.1
Materials	7.4	4.5

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 25.8%
Auto Components 4.7%
Aisin Seiki Co. Ltd.	21,200	$ 796,804
Musashi Seimitsu Industry Co. Ltd.	21,400	586,327
NOK Corp.	39,100	1,188,022
Stanley Electric Co. Ltd.	204,900	4,768,255
Toyoda Gosei Co. Ltd.	63,200	1,742,683
		9,082,091
Automobiles – 5.2%
Nissan Motor Co. Ltd.	234,100	3,081,927
Toyota Motor Corp.	108,100	6,330,877
Yachiyo Industry Co. Ltd.	22,000	598,902
		10,011,706
Distributors – 0.7%
Ohashi Technica, Inc.	89,600	1,231,385
Diversified Consumer Services – 0.6%
Riso Kyoiku Co. Ltd.	10,605	1,126,854
Hotels, Restaurants & Leisure 1.7%
Aeon Fantasy Co. Ltd.	41,140	1,726,887
Kyoritsu Maintenance Co. Ltd.	21,900	865,423
St. Marc Holdings Co. Ltd.	10,700	737,607
		3,329,917
Household Durables – 3.9%
Daiwa House Industry Co. Ltd.	56,000	954,520
Goldcrest Co. Ltd.	15,210	755,992
Haseko Corp. (a)(d)	196,500	745,449
Matsushita Electric Industrial Co. Ltd.	66,000	1,597,860
Sony Corp.	31,600	1,546,504
Sumitomo Forestry Co. Ltd.	8,000	81,423
Token Corp.	27,800	1,813,866
		7,495,614
Internet & Catalog Retail 0.3%
Rakuten, Inc.	707	571,188
Leisure Equipment & Products – 0.5%
Aruze Corp.	37,200	909,787
Media – 2.7%
Bandai Visual Co. Ltd.	205	828,101
cyber communications, Inc. (a)	120	388,848
CyberAgent, Inc.	278	576,141
Fuji Television Network, Inc.	404	1,004,013
Opt, Inc. (a)	186	950,621

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Oricon, Inc.	179	$ 254,648
S.M. Entertainment Co. Ltd.	65,925	702,483
Usen Corp. (d)	28,360	518,014
		5,222,869
Multiline Retail – 0.8%
Daiei, Inc. (a)(d)	33,200	991,262
Parco Co. Ltd.	50,700	581,909
		1,573,171
Specialty Retail – 3.9%
EDION Corp.	60,000	1,451,592
Fujitsu Business Systems Ltd.	49,600	901,620
Jeans Mate Corp.	130,560	1,642,964
Kahma Co. Ltd. (d)	25,400	691,460
Mac House Co. Ltd.	16,700	472,219
Tsutsumi Jewelry Co. Ltd.	18,100	729,563
USS Co. Ltd.	5,290	395,792
Workman Co. Ltd.	33,500	1,279,693
		7,564,903
Textiles, Apparel & Luxury Goods – 0.8%
Asics Corp.	100,000	1,219,759
Renown, Inc. (a)	19,300	269,988
		1,489,747

TOTAL CONSUMER DISCRETIONARY		49,609,232

CONSUMER STAPLES 6.5%
Beverages – 1.1%
Oenon Holdings, Inc.	335,000	1,417,958
Takara Holdings, Inc.	101,000	624,404
		2,042,362
Food & Staples Retailing – 3.4%
Aeon Co. Ltd.	35,800	891,267
Daikokutenbussan Co. Ltd.	45,000	1,159,825
Itochushokuhin Co. Ltd.	26,800	1,141,427
Kura Corp. Ltd.	150	482,108
UNY Co. Ltd.	52,000	929,265
Valor Co. Ltd.	94,600	1,927,306
		6,531,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products 0.7%
Mitsui Sugar Co. Ltd.	151,000	$ 676,268
Nissin Food Products Co. Ltd.	22,700	723,609
		1,399,877
Household Products – 0.3%
Uni-Charm Corp.	10,300	590,639
Tobacco 1.0%
Japan Tobacco, Inc	495	1,990,867

TOTAL CONSUMER STAPLES		12,554,943

ENERGY 1.9%
Oil, Gas & Consumable Fuels – 1.9%
AOC Holdings, Inc.	40,200	847,245
Inpex Holdings, Inc.	123	1,123,337
Nippon Mining Holdings, Inc.	182,500	1,687,574
		3,658,156

FINANCIALS – 21.8%
Capital Markets 1.6%
Japan Asia Investment Co. Ltd	106,000	820,075
Nikko Cordial Corp.	81,500	1,319,030
SBI Holdings, Inc.	1,899	967,218
		3,106,323
Commercial Banks – 8.2%
Kansai Urban Banking Corp.	182,000	858,257
Mizuho Financial Group, Inc.	657	5,602,169
Sumitomo Mitsui Financial Group, Inc.	632	6,937,433
The Keiyo Bank Ltd.	121,000	784,176
Tokyo Tomin Bank Ltd.	32,100	1,603,943
		15,785,978
Consumer Finance – 4.6%
Aiful Corp.	21,800	1,301,778
Credit Saison Co. Ltd.	25,600	1,342,103
Lopro Corp. (d)	75,100	356,127
Nissin Co. Ltd.	994,600	952,021
ORIX Corp.	9,180	2,757,023
SFCG Co. Ltd.	3,870	885,979
Takefuji Corp.	17,890	1,162,555
		8,757,586

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – 2.1%
Sompo Japan Insurance, Inc	129,000	$ 1,869,155
T&D Holdings, Inc.	29,350	2,250,059
		4,119,214
Real Estate 5.3%
Aeon Mall Co. Ltd.	16,100	805,884
Japan Logistics Fund, Inc	193	1,491,460
Keihanshin Real Estate Co. Ltd.	139,000	1,165,708
Mitsubishi Estate Co. Ltd.	79,000	1,727,420
NTT Urban Development Co.	106	870,340
Sumitomo Realty & Development Co. Ltd.	59,000	1,564,698
Tachihi Enterprise Co. Ltd.	6,300	320,325
Toc Co. Ltd.	91,000	543,403
Urban Corp. (d)	55,400	822,182
Yasuragi Co. Ltd.	25,700	823,754
		10,135,174

TOTAL FINANCIALS		41,904,275

HEALTH CARE – 3.8%
Biotechnology – 0.4%
Shin Nippon Biomedical Laboratories Ltd.	40,000	698,310
Health Care Equipment & Supplies – 1.8%
Hogy Medical Co.	15,700	829,980
Miraca Holdings, Inc.	29,500	683,908
Sysmex Corp.	15,200	682,081
Terumo Corp.	34,300	1,228,926
		3,424,895
Pharmaceuticals – 1.6%
Daiichi Sankyo Co. Ltd. (a)	53,700	1,384,057
Takeda Pharamaceutical Co. Ltd.	29,000	1,772,470
		3,156,527

TOTAL HEALTH CARE		7,279,732

INDUSTRIALS – 14.5%
Building Products 0.4%
Daikin Industries Ltd.	19,100	665,879
Commercial Services & Supplies – 1.3%
ARRK Corp.	37,400	1,343,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Teraoka Seisakusho Co. Ltd.	26,300	$ 258,670
The Goodwill Group, Inc. (d)	1,053	915,451
		2,517,401
Construction & Engineering – 1.5%
Commuture Corp.	117,000	1,213,409
Toenec Corp.	128,000	633,958
Toyo Engineering Corp.	179,000	1,078,323
		2,925,690
Electrical Equipment – 1.2%
Furukawa Electric Co. Ltd. (a)	80,000	638,595
Sumitomo Electric Industries Ltd.	98,400	1,562,303
		2,200,898
Machinery – 4.0%
Aida Engineering Ltd.	176,000	1,293,629
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	271,000	966,200
Nabtesco Corp.	60,000	760,307
Nittoku Engineering Co. Ltd.	51,000	542,358
NTN Corp.	85,000	701,647
Organo Corp.	92,000	901,620
Sasakura Engineering Co. Ltd.	79,000	903,254
Sumitomo Heavy Industries Ltd.	144,000	1,517,453
		7,586,468
Marine – 1.3%
Iino Kaiun Kaisha Ltd.	189,000	1,804,110
Kawasaki Kisen Kaisha Ltd.	116,000	729,361
		2,533,471
Road & Rail 2.1%
East Japan Railway Co	200	1,561,361
Hamakyorex Co. Ltd.	68,700	2,503,666
		4,065,027
Trading Companies & Distributors – 2.4%
BSL Corp. (d)	190,000	332,031
Mitsubishi Corp.	84,800	2,051,583
Mitsui & Co. Ltd.	149,000	2,251,846
		4,635,460

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Transportation Infrastructure 0.3%
The Sumitomo Warehouse Co. Ltd.	81,000	$ 629,506

TOTAL INDUSTRIALS		27,759,800

INFORMATION TECHNOLOGY – 17.1%
Computers & Peripherals – 0.6%
Fujitsu Ltd.	137,000	1,141,717
Electronic Equipment & Instruments – 7.2%
Hamamatsu Photonics KK (d)	31,100	972,259
Horiba Ltd.	32,000	1,062,217
Meiko Electronics Co. Ltd.	17,400	1,329,352
Nidec Corp.	12,300	948,356
Nippon Electric Glass Co. Ltd.	111,000	2,505,115
Omron Corp.	65,900	1,840,281
Optoelectronics Co. Ltd.	6,700	241,229
Osaki Electric Co. Ltd.	86,000	901,726
Seikoh Giken Co. Ltd.	1,300	47,947
SFA Engineering Corp.	16,000	532,683
Shizuki Electric Co., Inc.	7,000	33,194
Sunx Ltd.	69,800	1,838,858
Yaskawa Electric Corp. (a)	68,000	836,602
Yokogawa Electric Corp.	53,700	850,712
		13,940,531
Internet Software & Services – 3.0%
Access Co. Ltd. (a)(d)	438	3,923,249
Dip Corp.	176	265,835
eAccess Ltd. (d)	1,126	777,200
Telewave, Inc. (d)	262	759,254
		5,725,538
Office Electronics – 2.4%
Canon Finetech, Inc.	28,100	556,448
Canon, Inc.	35,900	2,721,220
Konica Minolta Holdings, Inc.	103,000	1,356,751
		4,634,419
Semiconductors & Semiconductor Equipment – 1.2%
Axell Corp.	132	499,600
Phoenix PDE Co. Ltd.	151,880	678,762
Sumco Corp.	18,600	1,112,325
		2,290,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software 2.7%
Intelligent Wave, Inc. (d)	422	$ 1,070,981
KOEI Co. Ltd.	30	561
Konami Corp.	25,200	645,076
Nintendo Co. Ltd.	15,500	2,313,941
Trend Micro, Inc.	29,000	1,123,074
		5,153,633

TOTAL INFORMATION TECHNOLOGY		32,886,525

MATERIALS 7.4%
Chemicals – 7.1%
Ise Chemical Corp.	127,000	1,282,547
JSR Corp.	51,400	1,584,316
Kuraray Co. Ltd.	74,500	919,188
Lintec Corp.	55,100	1,395,947
Mitsubishi Gas Chemical Co., Inc.	109,000	1,448,228
Nissan Chemical Industries Co. Ltd.	32,000	542,349
Nitto Denko Corp.	14,300	1,199,254
Showa Denko KK	363,000	1,606,604
Teijin Ltd	187,000	1,282,520
The Nippon Synthetic Chemical Industry Co. Ltd.	163,000	760,070
Tohcello Co. Ltd.	75,500	772,404
Tokuyama Corp.	45,000	742,525
		13,535,952
Metals & Mining – 0.3%
Hitachi Metals Ltd.	52,000	580,847

TOTAL MATERIALS		14,116,799

TOTAL COMMON STOCKS
(Cost $159,871,213)		189,769,462

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 5.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	690,051	$ 690,051
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	10,331,470	10,331,470
TOTAL MONEY MARKET FUNDS
(Cost $11,021,521)		11,021,521
TOTAL INVESTMENT PORTFOLIO 104.5%
(Cost $170,892,734)		200,790,983

NET OTHER ASSETS – (4.5)%		(8,668,362)
NET ASSETS 100%		$192,122,621

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 69,321
Fidelity Securities Lending Cash Central Fund	106,405
Total	$ 175,726

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $20,478,737 of which $10,494,841 and $9,983,896 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $9,749,957) See accompanying
schedule:
Unaffiliated issuers (cost $159,871,213)	$ 189,769,462
Affiliated Central Funds (cost $11,021,521)	11,021,521
Total Investments (cost $170,892,734)		$ 200,790,983
Foreign currency held at value (cost $1)		1
Receivable for investments sold		3,404,640
Receivable for fund shares sold		1,012,092
Dividends receivable		722,165
Interest receivable		12,041
Prepaid expenses		215
Receivable from investment adviser for expense
reductions		1,966
Other affiliated receivables		710
Other receivables		27,823
Total assets		205,972,636

Liabilities
Payable for investments purchased	$ 2,832,363
Payable for fund shares redeemed	373,132
Accrued management fee	113,364
Distribution fees payable	101,715
Other affiliated payables	48,705
Other payables and accrued expenses	49,266
Collateral on securities loaned, at value	10,331,470
Total liabilities		13,850,015

Net Assets		$ 192,122,621
Net Assets consist of:
Paid in capital		$ 173,963,441
Accumulated net investment loss		(473,520)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(11,283,146)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		29,915,846
Net Assets		$ 192,122,621

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($50,451,961 ÷ 2,651,775 shares)	$ 19.03
Maximum offering price per share (100/94.25 of $19.03)	$ 20.19
Class T:
Net Asset Value and redemption price per share
($26,506,892 ÷ 1,413,494 shares)	$ 18.75
Maximum offering price per share (100/96.50 of $18.75)	$ 19.43
Class B:
Net Asset Value and offering price per share
($24,558,947 ÷ 1,351,425 shares)A	$ 18.17
Class C:
Net Asset Value and offering price per share
($72,403,960 ÷ 3,960,536 shares)A	$ 18.28
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($18,200,861 ÷ 937,208 shares)	$ 19.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 881,267
Interest		6
Income from affiliated Central Funds (including
$106,405 from security lending)		175,726
		1,056,999
Less foreign taxes withheld		(64,765)
Total income		992,234

Expenses
Management fee	$ 569,821
Transfer agent fees	221,526
Distribution fees	514,421
Accounting and security lending fees	53,752
Independent trustees’ compensation	282
Custodian fees and expenses	68,191
Registration fees	63,714
Audit	24,220
Legal	397
Miscellaneous	455
Total expenses before reductions	1,516,779
Expense reductions	(51,025)	1,465,754

Net investment income (loss)		(473,520)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,251,609
Foreign currency transactions	(5,913)
Total net realized gain (loss)		10,245,696
Change in net unrealized appreciation (depreciation) on:
Investment securities	16,336,003
Assets and liabilities in foreign currencies	31,584
Total change in net unrealized appreciation
(depreciation)		16,367,587
Net gain (loss)		26,613,283
Net increase (decrease) in net assets resulting from
operations		$ 26,139,763

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (473,520)	$ (741,278)
Net realized gain (loss)	10,245,696	5,524,736
Change in net unrealized appreciation (depreciation) .	16,367,587	11,366,758
Net increase (decrease) in net assets resulting
from operations	26,139,763	16,150,216
Share transactions - net increase (decrease)	62,655,888	13,972,644
Redemption fees	88,635	38,032
Total increase (decrease) in net assets	88,884,286	30,160,892

Net Assets
Beginning of period	103,238,335	73,077,443
End of period (including accumulated net investment
loss of $473,520 and $0, respectively)	$ 192,122,621	$ 103,238,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78
Income from Investment
Operations
Net investment income
(loss)E	(.02)	(.08)	(.11)	(.07)	(.13)	(.15)
Net realized and unre
alized gain (loss)	3.43	3.04	.95	3.11	(1.31)	(6.13)
Total from investment
operations	3.41	2.96	.84	3.04	(1.44)	(6.28)
Distributions from net
investment income	—	—	—	—	—	(1.32)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 19.03	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18
Total ReturnB,C,D	21.91%	23.50%	7.30%	34.78%	(14.15)%	(37.89)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.62%	1.80%	2.20%	2.13%	1.88%
Expenses net of fee
waivers, if any	1.50%A	1.56%	1.75%	1.75%	1.94%	1.88%
Expenses net of all
reductions	1.47%A	1.55%	1.75%	1.75%	1.94%	1.84%
Net investment income
(loss)	(.22)%A	(.54)%	(.89)%	(.76)%	(1.27)%	(1.10)%
Supplemental Data
Net assets, end of
period (000 omitted)	$50,452	$26,169	$17,884	$ 8,695	$ 3,380	$ 4,204
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72
Income from Investment
Operations
Net investment income
(loss)E	(.04)	(.11)	(.14)	(.09)	(.15)	(.20)
Net realized and unre
alized gain (loss)	3.37	3.00	.95	3.08	(1.33)	(6.14)
Total from investment
operations	3.33	2.89	.81	2.99	(1.48)	(6.34)
Distributions from net
investment income	—	—	—	—	—	(1.21)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 18.75	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17
Total ReturnB,C,D	21.67%	23.18%	7.11%	34.41%	(14.55)%	(38.16)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.86%A	1.97%	2.19%	2.57%	2.45%	2.25%
Expenses net of fee
waivers, if any	1.75%A	1.81%	2.00%	2.00%	2.19%	2.25%
Expenses net of all
reductions	1.73%A	1.80%	2.00%	2.00%	2.18%	2.21%
Net investment income
(loss)	(.47)%A	(.79)%	(1.14)%	(1.01)%	(1.52)%	(1.48)%
Supplemental Data
Net assets, end of
period (000 omitted)	$26,507	$15,610	$11,493	$11,823	$ 7,731	$10,363
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55
Income from Investment
Operations
Net investment income
(loss)E	(.08)	(.17)	(.20)	(.14)	(.20)	(.26)
Net realized and unre
alized gain (loss)	3.28	2.91	.93	3.03	(1.30)	(6.09)
Total from investment
operations	3.20	2.74	.73	2.89	(1.50)	(6.35)
Distributions from net
investment income	—	—	—	—	—	(1.13)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 18.17	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07
Total ReturnB,C,D	21.46%	22.52%	6.54%	33.72%	(14.90)%	(38.44)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.35%A	2.43%	2.62%	3.03%	2.90%	2.74%
Expenses net of fee
waivers, if any	2.25%A	2.31%	2.50%	2.50%	2.69%	2.74%
Expenses net of all
reductions	2.23%A	2.30%	2.50%	2.50%	2.68%	2.71%
Net investment income
(loss)	(.97)%A	(1.30)%	(1.64)%	(1.51)%	(2.02)%	(1.97)%
Supplemental Data
Net assets, end of
period (000 omitted)	$24,559	$18,916	$18,218	$14,761	$10,229	$13,523
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58
Income from Investment
Operations
Net investment income
(loss)E	(.08)	(.17)	(.19)	(.14)	(.20)	(.24)
Net realized and unre
alized gain (loss)	3.30	2.93	.93	3.05	(1.32)	(6.10)
Total from investment
operations	3.22	2.76	.74	2.91	(1.52)	(6.34)
Distributions from net
investment income	—	—	—	—	—	(1.11)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 18.28	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13
Total ReturnB,C,D	21.46%	22.56%	6.60%	33.80%	(15.00)%	(38.27)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.21%A	2.27%	2.44%	2.82%	2.72%	2.59%
Expenses net of fee
waivers, if any	2.21%A	2.27%	2.44%	2.50%	2.67%	2.59%
Expenses net of all
reductions	2.19%A	2.26%	2.44%	2.49%	2.67%	2.55%
Net investment income
(loss)	(.94)%A	(1.25)%	(1.58)%	(1.51)%	(2.00)%	(1.81)%
Supplemental Data
Net assets, end of
period (000 omitted)	$72,404	$34,144	$21,564	$10,374	$ 6,497	$ 8,170
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88
Income from Investment
Operations
Net investment income
(loss)D	01	(.02)	(.06)	(.05)	(.08)	(.10)
Net realized and unre
alized gain (loss)	3.50	3.08	.96	3.14	(1.35)	(6.16)
Total from investment
operations	3.51	3.06	.90	3.09	(1.43)	(6.26)
Distributions from net
investment income	—	—	—	—	—	(1.37)
Redemption fees added
to paid in capitalD	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 19.42	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25
Total ReturnB,C	22.14%	23.93%	7.72%	35.03%	(13.95)%	(37.64)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.15%A	1.19%	1.36%	1.67%	1.52%	1.48%
Expenses net of fee
waivers, if any	1.15%A	1.19%	1.36%	1.50%	1.51%	1.48%
Expenses net of all
reductions	1.13%A	1.17%	1.36%	1.49%	1.51%	1.44%
Net investment income
(loss)	.13%A	(.17)%	(.50)%	(.51)%	(.84)%	(.70)%
Supplemental Data
Net assets, end of
period (000 omitted)	$18,201	$ 8,399	$ 3,919	$ 3,905	$ 5,612	$ 795
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Semiannual Report

24

1. Significant Accounting Policies continued
Security Valuation continued

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,458,257
Unrealized depreciation	(4,540,381)
Net unrealized appreciation (depreciation)	$ 28,917,876
Cost for federal income tax purposes	$ 171,873,107

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

26

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $117,707,727 and $56,080,981, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 50,973	$ 2,019
Class T	.25%	.25%	56,300	413
Class B	.75%	.25%	116,324	87,538
Class C	.75%	.25%	290,824	171,577
			$ 514,421	$ 261,547

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 87,702
Class T	15,196
Class B*	24,597
Class C*	12,443
$ 139,938

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62,406	.31*
Class T	41,882	.37*
Class B	41,879	.36*
Class C	63,887	.22*
Institutional Class	11,472	.16*
	$ 221,526

* Annualized

Semiannual Report

28

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $211 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 9,983
Class T	1.75%	12,422
Class B	2.25%	11,577
Class C	2.25%	—
Institutional Class	1.25%	—
		$ 33,982

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,043 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

30

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,653,240	1,120,934	$ 29,841,251	$ 16,117,987
Shares redeemed	(678,201)	(859,010)	(12,220,123)	(11,688,765)
Net increase (decrease)	975,039	261,924	$ 17,621,128	$ 4,429,222
Class T
Shares sold	602,489	430,689	$ 10,578,187	$ 6,034,540
Shares redeemed	(202,283)	(336,350)	(3,590,022)	(4,607,590)
Net increase (decrease)	400,206	94,339	$ 6,988,165	$ 1,426,950
Class B
Shares sold	329,565	255,973	$ 5,663,328	$ 3,480,072
Shares redeemed	(242,274)	(483,966)	(4,206,989)	(6,366,382)
Net increase (decrease)	87,291	(227,993)	$ 1,456,339	$ (2,886,310)
Class C
Shares sold	2,085,702	1,191,024	$ 35,894,068	$ 16,663,352
Shares redeemed	(393,705)	(679,047)	(6,809,035)	(9,010,210)
Net increase (decrease)	1,691,997	511,977	$ 29,085,033	$ 7,653,142
Institutional Class
Shares sold	495,579	316,545	$ 9,088,449	$ 4,655,271
Shares redeemed	(86,451)	(93,863)	(1,583,226)	(1,305,631)
Net increase (decrease)	409,128	222,682	$ 7,505,223	$ 3,349,640

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Japan Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Semiannual Report

34

35 Semiannual Report

Semiannual Report

36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AJAF USAN-0606 1.784892.103

Fidelity® Advisor Japan Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,219.10	$ 8.25
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class T
Actual	$ 1,000.00	$ 1,216.70	$ 9.62
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class B
Actual	$ 1,000.00	$ 1,214.60	$ 12.35
HypotheticalA	$ 1,000.00	$ 1,013.64	$ 11.23
Class C
Actual	$ 1,000.00	$ 1,214.60	$ 12.14
HypotheticalA	$ 1,000.00	$ 1,013.84	$ 11.04
Institutional Class
Actual	$ 1,000.00	$ 1,221.40	$ 6.33
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.21%
Institutional Class	1.15%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Sumitomo Mitsui Financial Group, Inc.	3.6	2.7
Toyota Motor Corp.	3.3	3.3
Mizuho Financial Group, Inc.	2.9	2.0
Stanley Electric Co. Ltd.	2.5	1.6
Access Co. Ltd.	2.1	0.0
Nissan Motor Co. Ltd.	1.6	0.0
ORIX Corp.	1.4	0.9
Canon, Inc.	1.4	0.9
Nippon Electric Glass Co. Ltd.	1.3	1.7
Hamakyorex Co. Ltd.	1.3	2.3
	21.4
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Consumer Discretionary	25.8	23.1
Financials	21.8	24.3
Information Technology	17.1	17.5
Industrials	14.5	15.1
Materials	7.4	4.5

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 25.8%
Auto Components 4.7%
Aisin Seiki Co. Ltd.	21,200	$ 796,804
Musashi Seimitsu Industry Co. Ltd.	21,400	586,327
NOK Corp.	39,100	1,188,022
Stanley Electric Co. Ltd.	204,900	4,768,255
Toyoda Gosei Co. Ltd.	63,200	1,742,683
		9,082,091
Automobiles – 5.2%
Nissan Motor Co. Ltd.	234,100	3,081,927
Toyota Motor Corp.	108,100	6,330,877
Yachiyo Industry Co. Ltd.	22,000	598,902
		10,011,706
Distributors – 0.7%
Ohashi Technica, Inc.	89,600	1,231,385
Diversified Consumer Services – 0.6%
Riso Kyoiku Co. Ltd.	10,605	1,126,854
Hotels, Restaurants & Leisure 1.7%
Aeon Fantasy Co. Ltd.	41,140	1,726,887
Kyoritsu Maintenance Co. Ltd.	21,900	865,423
St. Marc Holdings Co. Ltd.	10,700	737,607
		3,329,917
Household Durables – 3.9%
Daiwa House Industry Co. Ltd.	56,000	954,520
Goldcrest Co. Ltd.	15,210	755,992
Haseko Corp. (a)(d)	196,500	745,449
Matsushita Electric Industrial Co. Ltd.	66,000	1,597,860
Sony Corp.	31,600	1,546,504
Sumitomo Forestry Co. Ltd.	8,000	81,423
Token Corp.	27,800	1,813,866
		7,495,614
Internet & Catalog Retail 0.3%
Rakuten, Inc.	707	571,188
Leisure Equipment & Products – 0.5%
Aruze Corp.	37,200	909,787
Media – 2.7%
Bandai Visual Co. Ltd.	205	828,101
cyber communications, Inc. (a)	120	388,848
CyberAgent, Inc.	278	576,141
Fuji Television Network, Inc.	404	1,004,013
Opt, Inc. (a)	186	950,621

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Oricon, Inc.	179	$ 254,648
S.M. Entertainment Co. Ltd.	65,925	702,483
Usen Corp. (d)	28,360	518,014
		5,222,869
Multiline Retail – 0.8%
Daiei, Inc. (a)(d)	33,200	991,262
Parco Co. Ltd.	50,700	581,909
		1,573,171
Specialty Retail – 3.9%
EDION Corp.	60,000	1,451,592
Fujitsu Business Systems Ltd.	49,600	901,620
Jeans Mate Corp.	130,560	1,642,964
Kahma Co. Ltd. (d)	25,400	691,460
Mac House Co. Ltd.	16,700	472,219
Tsutsumi Jewelry Co. Ltd.	18,100	729,563
USS Co. Ltd.	5,290	395,792
Workman Co. Ltd.	33,500	1,279,693
		7,564,903
Textiles, Apparel & Luxury Goods – 0.8%
Asics Corp.	100,000	1,219,759
Renown, Inc. (a)	19,300	269,988
		1,489,747

TOTAL CONSUMER DISCRETIONARY		49,609,232

CONSUMER STAPLES 6.5%
Beverages – 1.1%
Oenon Holdings, Inc.	335,000	1,417,958
Takara Holdings, Inc.	101,000	624,404
		2,042,362
Food & Staples Retailing – 3.4%
Aeon Co. Ltd.	35,800	891,267
Daikokutenbussan Co. Ltd.	45,000	1,159,825
Itochushokuhin Co. Ltd.	26,800	1,141,427
Kura Corp. Ltd.	150	482,108
UNY Co. Ltd.	52,000	929,265
Valor Co. Ltd.	94,600	1,927,306
		6,531,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products 0.7%
Mitsui Sugar Co. Ltd.	151,000	$ 676,268
Nissin Food Products Co. Ltd.	22,700	723,609
		1,399,877
Household Products – 0.3%
Uni-Charm Corp.	10,300	590,639
Tobacco 1.0%
Japan Tobacco, Inc	495	1,990,867

TOTAL CONSUMER STAPLES		12,554,943

ENERGY 1.9%
Oil, Gas & Consumable Fuels – 1.9%
AOC Holdings, Inc.	40,200	847,245
Inpex Holdings, Inc.	123	1,123,337
Nippon Mining Holdings, Inc.	182,500	1,687,574
		3,658,156

FINANCIALS – 21.8%
Capital Markets 1.6%
Japan Asia Investment Co. Ltd	106,000	820,075
Nikko Cordial Corp.	81,500	1,319,030
SBI Holdings, Inc.	1,899	967,218
		3,106,323
Commercial Banks – 8.2%
Kansai Urban Banking Corp.	182,000	858,257
Mizuho Financial Group, Inc.	657	5,602,169
Sumitomo Mitsui Financial Group, Inc.	632	6,937,433
The Keiyo Bank Ltd.	121,000	784,176
Tokyo Tomin Bank Ltd.	32,100	1,603,943
		15,785,978
Consumer Finance – 4.6%
Aiful Corp.	21,800	1,301,778
Credit Saison Co. Ltd.	25,600	1,342,103
Lopro Corp. (d)	75,100	356,127
Nissin Co. Ltd.	994,600	952,021
ORIX Corp.	9,180	2,757,023
SFCG Co. Ltd.	3,870	885,979
Takefuji Corp.	17,890	1,162,555
		8,757,586

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – 2.1%
Sompo Japan Insurance, Inc	129,000	$ 1,869,155
T&D Holdings, Inc.	29,350	2,250,059
		4,119,214
Real Estate 5.3%
Aeon Mall Co. Ltd.	16,100	805,884
Japan Logistics Fund, Inc	193	1,491,460
Keihanshin Real Estate Co. Ltd.	139,000	1,165,708
Mitsubishi Estate Co. Ltd.	79,000	1,727,420
NTT Urban Development Co.	106	870,340
Sumitomo Realty & Development Co. Ltd.	59,000	1,564,698
Tachihi Enterprise Co. Ltd.	6,300	320,325
Toc Co. Ltd.	91,000	543,403
Urban Corp. (d)	55,400	822,182
Yasuragi Co. Ltd.	25,700	823,754
		10,135,174

TOTAL FINANCIALS		41,904,275

HEALTH CARE – 3.8%
Biotechnology – 0.4%
Shin Nippon Biomedical Laboratories Ltd.	40,000	698,310
Health Care Equipment & Supplies – 1.8%
Hogy Medical Co.	15,700	829,980
Miraca Holdings, Inc.	29,500	683,908
Sysmex Corp.	15,200	682,081
Terumo Corp.	34,300	1,228,926
		3,424,895
Pharmaceuticals – 1.6%
Daiichi Sankyo Co. Ltd. (a)	53,700	1,384,057
Takeda Pharamaceutical Co. Ltd.	29,000	1,772,470
		3,156,527

TOTAL HEALTH CARE		7,279,732

INDUSTRIALS – 14.5%
Building Products 0.4%
Daikin Industries Ltd.	19,100	665,879
Commercial Services & Supplies – 1.3%
ARRK Corp.	37,400	1,343,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Teraoka Seisakusho Co. Ltd.	26,300	$ 258,670
The Goodwill Group, Inc. (d)	1,053	915,451
		2,517,401
Construction & Engineering – 1.5%
Commuture Corp.	117,000	1,213,409
Toenec Corp.	128,000	633,958
Toyo Engineering Corp.	179,000	1,078,323
		2,925,690
Electrical Equipment – 1.2%
Furukawa Electric Co. Ltd. (a)	80,000	638,595
Sumitomo Electric Industries Ltd.	98,400	1,562,303
		2,200,898
Machinery – 4.0%
Aida Engineering Ltd.	176,000	1,293,629
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	271,000	966,200
Nabtesco Corp.	60,000	760,307
Nittoku Engineering Co. Ltd.	51,000	542,358
NTN Corp.	85,000	701,647
Organo Corp.	92,000	901,620
Sasakura Engineering Co. Ltd.	79,000	903,254
Sumitomo Heavy Industries Ltd.	144,000	1,517,453
		7,586,468
Marine – 1.3%
Iino Kaiun Kaisha Ltd.	189,000	1,804,110
Kawasaki Kisen Kaisha Ltd.	116,000	729,361
		2,533,471
Road & Rail 2.1%
East Japan Railway Co	200	1,561,361
Hamakyorex Co. Ltd.	68,700	2,503,666
		4,065,027
Trading Companies & Distributors – 2.4%
BSL Corp. (d)	190,000	332,031
Mitsubishi Corp.	84,800	2,051,583
Mitsui & Co. Ltd.	149,000	2,251,846
		4,635,460

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Transportation Infrastructure 0.3%
The Sumitomo Warehouse Co. Ltd.	81,000	$ 629,506

TOTAL INDUSTRIALS		27,759,800

INFORMATION TECHNOLOGY – 17.1%
Computers & Peripherals – 0.6%
Fujitsu Ltd.	137,000	1,141,717
Electronic Equipment & Instruments – 7.2%
Hamamatsu Photonics KK (d)	31,100	972,259
Horiba Ltd.	32,000	1,062,217
Meiko Electronics Co. Ltd.	17,400	1,329,352
Nidec Corp.	12,300	948,356
Nippon Electric Glass Co. Ltd.	111,000	2,505,115
Omron Corp.	65,900	1,840,281
Optoelectronics Co. Ltd.	6,700	241,229
Osaki Electric Co. Ltd.	86,000	901,726
Seikoh Giken Co. Ltd.	1,300	47,947
SFA Engineering Corp.	16,000	532,683
Shizuki Electric Co., Inc.	7,000	33,194
Sunx Ltd.	69,800	1,838,858
Yaskawa Electric Corp. (a)	68,000	836,602
Yokogawa Electric Corp.	53,700	850,712
		13,940,531
Internet Software & Services – 3.0%
Access Co. Ltd. (a)(d)	438	3,923,249
Dip Corp.	176	265,835
eAccess Ltd. (d)	1,126	777,200
Telewave, Inc. (d)	262	759,254
		5,725,538
Office Electronics – 2.4%
Canon Finetech, Inc.	28,100	556,448
Canon, Inc.	35,900	2,721,220
Konica Minolta Holdings, Inc.	103,000	1,356,751
		4,634,419
Semiconductors & Semiconductor Equipment – 1.2%
Axell Corp.	132	499,600
Phoenix PDE Co. Ltd.	151,880	678,762
Sumco Corp.	18,600	1,112,325
		2,290,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software 2.7%
Intelligent Wave, Inc. (d)	422	$ 1,070,981
KOEI Co. Ltd.	30	561
Konami Corp.	25,200	645,076
Nintendo Co. Ltd.	15,500	2,313,941
Trend Micro, Inc.	29,000	1,123,074
		5,153,633

TOTAL INFORMATION TECHNOLOGY		32,886,525

MATERIALS 7.4%
Chemicals – 7.1%
Ise Chemical Corp.	127,000	1,282,547
JSR Corp.	51,400	1,584,316
Kuraray Co. Ltd.	74,500	919,188
Lintec Corp.	55,100	1,395,947
Mitsubishi Gas Chemical Co., Inc.	109,000	1,448,228
Nissan Chemical Industries Co. Ltd.	32,000	542,349
Nitto Denko Corp.	14,300	1,199,254
Showa Denko KK	363,000	1,606,604
Teijin Ltd	187,000	1,282,520
The Nippon Synthetic Chemical Industry Co. Ltd.	163,000	760,070
Tohcello Co. Ltd.	75,500	772,404
Tokuyama Corp.	45,000	742,525
		13,535,952
Metals & Mining – 0.3%
Hitachi Metals Ltd.	52,000	580,847

TOTAL MATERIALS		14,116,799

TOTAL COMMON STOCKS
(Cost $159,871,213)		189,769,462

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 5.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	690,051	$ 690,051
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	10,331,470	10,331,470
TOTAL MONEY MARKET FUNDS
(Cost $11,021,521)		11,021,521
TOTAL INVESTMENT PORTFOLIO 104.5%
(Cost $170,892,734)		200,790,983

NET OTHER ASSETS – (4.5)%		(8,668,362)
NET ASSETS 100%		$192,122,621

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 69,321
Fidelity Securities Lending Cash Central Fund	106,405
Total	$ 175,726

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $20,478,737 of which $10,494,841 and $9,983,896 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $9,749,957) See accompanying
schedule:
Unaffiliated issuers (cost $159,871,213)	$ 189,769,462
Affiliated Central Funds (cost $11,021,521)	11,021,521
Total Investments (cost $170,892,734)		$ 200,790,983
Foreign currency held at value (cost $1)		1
Receivable for investments sold		3,404,640
Receivable for fund shares sold		1,012,092
Dividends receivable		722,165
Interest receivable		12,041
Prepaid expenses		215
Receivable from investment adviser for expense
reductions		1,966
Other affiliated receivables		710
Other receivables		27,823
Total assets		205,972,636

Liabilities
Payable for investments purchased	$ 2,832,363
Payable for fund shares redeemed	373,132
Accrued management fee	113,364
Distribution fees payable	101,715
Other affiliated payables	48,705
Other payables and accrued expenses	49,266
Collateral on securities loaned, at value	10,331,470
Total liabilities		13,850,015

Net Assets		$ 192,122,621
Net Assets consist of:
Paid in capital		$ 173,963,441
Accumulated net investment loss		(473,520)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(11,283,146)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		29,915,846
Net Assets		$ 192,122,621

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($50,451,961 ÷ 2,651,775 shares)	$ 19.03
Maximum offering price per share (100/94.25 of $19.03)	$ 20.19
Class T:
Net Asset Value and redemption price per share
($26,506,892 ÷ 1,413,494 shares)	$ 18.75
Maximum offering price per share (100/96.50 of $18.75)	$ 19.43
Class B:
Net Asset Value and offering price per share
($24,558,947 ÷ 1,351,425 shares)A	$ 18.17
Class C:
Net Asset Value and offering price per share
($72,403,960 ÷ 3,960,536 shares)A	$ 18.28
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($18,200,861 ÷ 937,208 shares)	$ 19.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 881,267
Interest		6
Income from affiliated Central Funds (including
$106,405 from security lending)		175,726
		1,056,999
Less foreign taxes withheld		(64,765)
Total income		992,234

Expenses
Management fee	$ 569,821
Transfer agent fees	221,526
Distribution fees	514,421
Accounting and security lending fees	53,752
Independent trustees’ compensation	282
Custodian fees and expenses	68,191
Registration fees	63,714
Audit	24,220
Legal	397
Miscellaneous	455
Total expenses before reductions	1,516,779
Expense reductions	(51,025)	1,465,754

Net investment income (loss)		(473,520)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,251,609
Foreign currency transactions	(5,913)
Total net realized gain (loss)		10,245,696
Change in net unrealized appreciation (depreciation) on:
Investment securities	16,336,003
Assets and liabilities in foreign currencies	31,584
Total change in net unrealized appreciation
(depreciation)		16,367,587
Net gain (loss)		26,613,283
Net increase (decrease) in net assets resulting from
operations		$ 26,139,763

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (473,520)	$ (741,278)
Net realized gain (loss)	10,245,696	5,524,736
Change in net unrealized appreciation (depreciation) .	16,367,587	11,366,758
Net increase (decrease) in net assets resulting
from operations	26,139,763	16,150,216
Share transactions - net increase (decrease)	62,655,888	13,972,644
Redemption fees	88,635	38,032
Total increase (decrease) in net assets	88,884,286	30,160,892

Net Assets
Beginning of period	103,238,335	73,077,443
End of period (including accumulated net investment
loss of $473,520 and $0, respectively)	$ 192,122,621	$ 103,238,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18	$ 17.78
Income from Investment
Operations
Net investment income
(loss)E	(.02)	(.08)	(.11)	(.07)	(.13)	(.15)
Net realized and unre
alized gain (loss)	3.43	3.04	.95	3.11	(1.31)	(6.13)
Total from investment
operations	3.41	2.96	.84	3.04	(1.44)	(6.28)
Distributions from net
investment income	—	—	—	—	—	(1.32)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 19.03	$ 15.61	$ 12.64	$ 11.78	$ 8.74	$ 10.18
Total ReturnB,C,D	21.91%	23.50%	7.30%	34.78%	(14.15)%	(37.89)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.54%A	1.62%	1.80%	2.20%	2.13%	1.88%
Expenses net of fee
waivers, if any	1.50%A	1.56%	1.75%	1.75%	1.94%	1.88%
Expenses net of all
reductions	1.47%A	1.55%	1.75%	1.75%	1.94%	1.84%
Net investment income
(loss)	(.22)%A	(.54)%	(.89)%	(.76)%	(1.27)%	(1.10)%
Supplemental Data
Net assets, end of
period (000 omitted)	$50,452	$26,169	$17,884	$ 8,695	$ 3,380	$ 4,204
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72
Income from Investment
Operations
Net investment income
(loss)E	(.04)	(.11)	(.14)	(.09)	(.15)	(.20)
Net realized and unre
alized gain (loss)	3.37	3.00	.95	3.08	(1.33)	(6.14)
Total from investment
operations	3.33	2.89	.81	2.99	(1.48)	(6.34)
Distributions from net
investment income	—	—	—	—	—	(1.21)
Redemption fees added
to paid in capitalE	01.01		.02	—	—	—
Net asset value, end of
period	$ 18.75	$ 15.41	$ 12.51	$ 11.68	$ 8.69	$ 10.17
Total ReturnB,C,D	21.67%	23.18%	7.11%	34.41%	(14.55)%	(38.16)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.86%A	1.97%	2.19%	2.57%	2.45%	2.25%
Expenses net of fee
waivers, if any	1.75%A	1.81%	2.00%	2.00%	2.19%	2.25%
Expenses net of all
reductions	1.73%A	1.80%	2.00%	2.00%	2.18%	2.21%
Net investment income
(loss)	(.47)%A	(.79)%	(1.14)%	(1.01)%	(1.52)%	(1.48)%
Supplemental Data
Net assets, end of
period (000 omitted)	$26,507	$15,610	$11,493	$11,823	$ 7,731	$10,363
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07	$ 17.55
Income from Investment
Operations
Net investment income
(loss)E	(.08)	(.17)	(.20)	(.14)	(.20)	(.26)
Net realized and unre
alized gain (loss)	3.28	2.91	.93	3.03	(1.30)	(6.09)
Total from investment
operations	3.20	2.74	.73	2.89	(1.50)	(6.35)
Distributions from net
investment income	—	—	—	—	—	(1.13)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 18.17	$ 14.96	$ 12.21	$ 11.46	$ 8.57	$ 10.07
Total ReturnB,C,D	21.46%	22.52%	6.54%	33.72%	(14.90)%	(38.44)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.35%A	2.43%	2.62%	3.03%	2.90%	2.74%
Expenses net of fee
waivers, if any	2.25%A	2.31%	2.50%	2.50%	2.69%	2.74%
Expenses net of all
reductions	2.23%A	2.30%	2.50%	2.50%	2.68%	2.71%
Net investment income
(loss)	(.97)%A	(1.30)%	(1.64)%	(1.51)%	(2.02)%	(1.97)%
Supplemental Data
Net assets, end of
period (000 omitted)	$24,559	$18,916	$18,218	$14,761	$10,229	$13,523
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13	$ 17.58
Income from Investment
Operations
Net investment income
(loss)E	(.08)	(.17)	(.19)	(.14)	(.20)	(.24)
Net realized and unre
alized gain (loss)	3.30	2.93	.93	3.05	(1.32)	(6.10)
Total from investment
operations	3.22	2.76	.74	2.91	(1.52)	(6.34)
Distributions from net
investment income	—	—	—	—	—	(1.11)
Redemption fees added
to paid in capitalE	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 18.28	$ 15.05	$ 12.28	$ 11.52	$ 8.61	$ 10.13
Total ReturnB,C,D	21.46%	22.56%	6.60%	33.80%	(15.00)%	(38.27)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.21%A	2.27%	2.44%	2.82%	2.72%	2.59%
Expenses net of fee
waivers, if any	2.21%A	2.27%	2.44%	2.50%	2.67%	2.59%
Expenses net of all
reductions	2.19%A	2.26%	2.44%	2.49%	2.67%	2.55%
Net investment income
(loss)	(.94)%A	(1.25)%	(1.58)%	(1.51)%	(2.00)%	(1.81)%
Supplemental Data
Net assets, end of
period (000 omitted)	$72,404	$34,144	$21,564	$10,374	$ 6,497	$ 8,170
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25	$ 17.88
Income from Investment
Operations
Net investment income
(loss)D	.01	(.02)	(.06)	(.05)	(.08)	(.10)
Net realized and unre
alized gain (loss)	3.50	3.08	.96	3.14	(1.35)	(6.16)
Total from investment
operations	3.51	3.06	.90	3.09	(1.43)	(6.26)
Distributions from net
investment income	—	—	—	—	—	(1.37)
Redemption fees added
to paid in capitalD	.01	.01	.02	—	—	—
Net asset value, end of
period	$ 19.42	$ 15.90	$ 12.83	$ 11.91	$ 8.82	$ 10.25
Total ReturnB,C	22.14%	23.93%	7.72%	35.03%	(13.95)%	(37.64)%
Ratios to Average Net AssetsE
Expenses before
reductions	1.15%A	1.19%	1.36%	1.67%	1.52%	1.48%
Expenses net of fee
waivers, if any	1.15%A	1.19%	1.36%	1.50%	1.51%	1.48%
Expenses net of all
reductions	1.13%A	1.17%	1.36%	1.49%	1.51%	1.44%
Net investment income
(loss)	.13%A	(.17)%	(.50)%	(.51)%	(.84)%	(.70)%
Supplemental Data
Net assets, end of
period (000 omitted)	$18,201	$ 8,399	$ 3,919	$ 3,905	$ 5,612	$ 795
Portfolio turnover rate	72%A	89%	83%	99%	128%	123%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued.

Semiannual Report

24

1. Significant Accounting Policies continued
Security Valuation continued

Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,458,257
Unrealized depreciation	(4,540,381)
Net unrealized appreciation (depreciation)	$ 28,917,876
Cost for federal income tax purposes	$ 171,873,107

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

26

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $117,707,727 and $56,080,981, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 50,973	$ 2,019
Class T	.25%	.25%	56,300	413
Class B	.75%	.25%	116,324	87,538
Class C	.75%	.25%	290,824	171,577
			$ 514,421	$ 261,547

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 87,702
Class T	15,196
Class B*	24,597
Class C*	12,443
$ 139,938

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62,406	.31*
Class T	41,882	.37*
Class B	41,879	.36*
Class C	63,887	.22*
Institutional Class	11,472	.16*
	$ 221,526

* Annualized

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4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $211 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$ 9,983
Class T	1.75%	12,422
Class B	2.25%	11,577
Class C	2.25%	—
Institutional Class	1.25%	—
		$ 33,982

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,043 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

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9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,653,240	1,120,934	$ 29,841,251	$ 16,117,987
Shares redeemed	(678,201)	(859,010)	(12,220,123)	(11,688,765)
Net increase (decrease) .	975,039	261,924	$ 17,621,128	$ 4,429,222
Class T
Shares sold	602,489	430,689	$ 10,578,187	$ 6,034,540
Shares redeemed	(202,283)	(336,350)	(3,590,022)	(4,607,590)
Net increase (decrease) .	400,206	94,339	$ 6,988,165	$ 1,426,950
Class B
Shares sold	329,565	255,973	$ 5,663,328	$ 3,480,072
Shares redeemed	(242,274)	(483,966)	(4,206,989)	(6,366,382)
Net increase (decrease) .	87,291	(227,993)	$ 1,456,339	$ (2,886,310)
Class C
Shares sold	2,085,702	1,191,024	$ 35,894,068	$ 16,663,352
Shares redeemed	(393,705)	(679,047)	(6,809,035)	(9,010,210)
Net increase (decrease) .	1,691,997	511,977	$ 29,085,033	$ 7,653,142
Institutional Class
Shares sold	495,579	316,545	$ 9,088,449	$ 4,655,271
Shares redeemed	(86,451)	(93,863)	(1,583,226)	(1,305,631)
Net increase (decrease) .	409,128	222,682	$ 7,505,223	$ 3,349,640

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Japan Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

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32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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37 Semiannual Report

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39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

AJAFI-USAN-0606 1.784893.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Japan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Japan Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006